36. Financial instruments and risk management	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management
Financial instruments and risk management

The financial instruments registered by the Company and its subsidiary include derivatives, which are financial liabilities measured at fair value through profit or loss. At each balance sheet date they are measured at their fair value. Interest, monetary adjustments, exchange variations and variations arising from measurement at fair value, where applicable, are recognized to income as they are incurred, under financial income or expenses.

Derivatives are initially recognized at fair value as at the date of the derivative agreement and subsequently revised to fair value. The method used to recognize any gain or loss depends on whether or not the derivative is assigned as a hedge instrument in cases where hedge accounting is adopted.

Through its subsidiary, the Company performs non-speculative derivative transactions, to: i) reduce the exchange variation risks, and ii) manage exposure to the interest risks involved. The Company’s derivative financial transactions consist specifically of swap contracts and US Dollar stock options intended to reduce foreign exchange exposure risks on business contracts.

The Company’s financial instruments are presented, through its subsidiary, in compliance with IFRS 9.

The major risk factors to which the Company and its subsidiary are exposed are as follows:

(i) Exchange variation risks

Exchange variation risks refer to the possibility of the subsidiary incurring: i) losses on unfavorable exchange rate fluctuations, which would increase the outstanding balances of borrowing and financing taken in the market along with the related costs expenses, or ii) an increase in the cost of commercial agreements affected by exchange variations. In order to reduce this kind of risk, the subsidiary enter into swap contracts with financial institutions for the purpose of avoiding the impact of foreign exchange fluctuations on the financial results, and trade agreements containing sections that provide for foreign exchange bands with the purpose of partially reducing exchange rate risks, or US Dollar stock options intended to reduce foreign exchange exposure risks in business contracts.

As at December 31, 2018, the borrowing and financing of the subsidiary indexed to foreign currency were fully hedged by swap contracts in terms of time and amount. Any gains or losses arising from these swap contracts are recorded in the results of the subsidiary.

Besides the risks mentioned above, no other significant financial assets and liabilities are indexed to foreign currencies.

(ii) Interest rate risks

Interest rate risks relate to:

- The possibility of variations in the fair value of TJLP-indexed financing taken by the subsidiary, when these rates are not proportional to the CDI rate. As at December 31, 2018, the subsidiary had no swap transactions linked to the TJLP.

- The possibility of unfavorable changes in interest rates would result in higher finance costs for the subsidiary due to the indebtedness and the obligations assumed by the subsidiary under the swap contracts indexed to floating interest rates (CDI percentage). However, as at December 31, 2018, the subsidiary’s financial funds were invested in CDIs and this considerably reduces this risk.

(iii) Credit risk inherent to providing services

The risk involves the possibility of the subsidiary factoring in losses arising from the inability of subscribers to pay the invoiced amounts. To keep this risk to a minimum, the subsidiary undertakes preventive credit analyses of all orders placed by the sales areas while monitoring the accounts receivable from subscribers, blocking their ability to use the services, among other actions, in the event that the customers do not pay their debts. There were no customers contributing more than 10% of the net accounts receivable as at December 31, 2018 and December 31, 2017 or revenue from services rendered.

(iv) Credit risk inherent to sales of handsets and prepaid phone cards

The policy of the Group regarding the sale of handsets and the distribution of prepaid phone cards is directly related to the levels of credit risk accepted during the normal course of business. The selection of partners, the diversification of the accounts receivable portfolio, monitoring loan conditions, positions and order limits established for the traders and the constitution of real guarantees are among the procedures adopted by the subsidiaries to reduce possible problems in collecting from their commercial partners. The Company had one customer that accounts for 10.5% of net trade accounts receivable and one customer who contributed 10.1% of the net receivables from the sale of goods as at December 31, 2018.

(v) Liquidity risk

- Liquidity risk arises from the need for cash to meet the Company's obligations. The Company structures the maturity dates of its non-derivative financial instruments and of its respective derivative financial instruments so as not to affect liquidity.

- The Company’s liquidity and cash flow management is performed on a daily basis in order to ensure that the operating cash generation and prior funding, whenever necessary, are sufficient to maintain its schedule of operational and financial commitments.

- All financial investments of the Company have daily liquidity, and Management may, in specific cases: i) review the dividend payment policy, ii) issue new shares, and/or iii) sell assets in order to improve liquidity.

(vi) Financial credit risk

The cash flow estimate is made and aggregated by the finance and treasury department of the Company. This department monitors the continuous liquidity requirements estimate to ensure that the Company has sufficient cash to meet its operating needs. This estimate takes into account investment plans, debt financing, compliance with contractual clauses, compliance with internal goals and, if applicable, compliance with regulatory, external or legal requirements.

This risk relates to the possibility of the Company and its subsidiary incurring losses due to difficulties in realizing their short-term investments and swap contracts due to bankruptcy of the counterparties. The subsidiary minimizes the risk associated with these financial instruments by operating only with sound financial institutions, and adopting policies that establish maximum risk concentration levels per institution.

Fair value of derivative financial instruments

The consolidated derivative financial instruments are shown as follows:

	2018				2017
	Assets	Liabilities	Net	Assets	Liabilities	Net

Transactions involving derivatives	81,408	(11,618)	69,790	80,790	(32,463)	48,327

Current portion	50,769	(2,373)	48,396	53,875	(14,044)	39,831
Non-current portion	30,639	(9,245)	21,394	26,915	(18,419)	8,496

The consolidated financial derivative instruments with long-term maturities as at December 31, 2018 were as follows:

	Assets	Liabilities
2020	7,109	(1,541)
2021	6,282	(1,541)
2022 onwards	17,248	(6,163)
	30,639	(9,245)

In August 2018, the Company decided to purchase US$100 million in US Dollar call options in order to reduce the effects of foreign exchange variations on business contracts. The premium then paid amounted to R$11.7 million, as shown in the table above, together with the existing swap transactions.

Non-derivative financial liabilities mainly represent suppliers, dividends payable and other obligations maturing in the next 12 months, except for borrowing and financing and financial leases, whose nominal payment flows are disclosed in Notes 19 and 15.

Consolidated financial assets and liabilities valued at fair value:

2018
	Level 1	Level 2	Total
Total assets	784,841	81,408	866,249

Financial assets valued at fair value	784,841	81,408	866,249

Derivatives used for hedging purposes	-	81,408	81,408
Securities	784,841	-	784,841

Total liabilities	-	11,618	11,618

Financial liabilities valued at fair value through profit or loss	-	11,618	11,618

Derivatives used for hedging purposes	-	11,618	11,618

2017
	Level 1	Level 2	Total
Total assets	765,614	80,790	846,404

Financial assets valued at fair value	765,614	80,790	846,404

Derivatives used for hedging purposes	-	80,790	80,790
Securities	765,614	-	765,614

Total liabilities	-	32,463	32,463

Financial liabilities valued at fair value through profit or loss	-	32,463	32,463

Derivatives used for hedging purposes	-	32,463	32,463

The fair value of financial instruments traded on active markets is based on quoted market prices as at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise investments in CDBs and Repurchases (“Repos”) classified as trading securities.

The fair value of financial instruments that are not traded on an active market (for example, over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of observable market data when available, and rely to the minimum extent possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

Specific valuation techniques used to value financial instruments include:

•                      Quoted market prices or financial institutions quotes or dealer quotes for similar instruments.

•                      The fair value of interest rate swaps is calculated as the present value of the estimated future cash flow based on observable yield curves.

•                      Other techniques, such as discounted cash flow analysis, are used to determine fair value for the remaining financial instruments.

The fair values of derivative financial instruments of the subsidiaries were determined based on the future cash flow (asset and liability position), taking into account the contracted conditions and bringing this flow to its present value by means of the discounted future interest rates disclosed in the market. The fair values were estimated at a specific time, based on the information available and on the Company’s own valuation methodologies.

Financial instruments by category

The Company’s financial instruments by category can be summarized as follows:

December 31, 2018
	Measured at amortized cost	Fair value through profit or loss	Total
Assets, per balance sheet	5,639,420	871,478	6,510,898

Derivative financial instruments	-	81,408	81,408
Trade accounts receivable and other accounts receivable, excluding prepayments	2,969,116	-	2,969,116
Marketable securities	-	790,070	790,070
Cash and cash equivalents	1,075,530	-	1,075,530
Leasing	208,049	-	208,049
Judicial deposits	1,345,113	-	1,345,113
Other assets to offset	41,612	-	41,612

	Measured at amortized cost	Fair value through profit or loss	Total
	8,296,570	11,618	8,308,188
Liabilities per balance sheet
Borrowing and financing	1,663,017		1,663,017
Derivative financial instruments		11,618	11,618
Suppliers and other obligations, excluding legal obligations	4,323,374		4,323,374
Leasing	1,940,074	-	1,940,074
Dividends payable	370,105	-	370,105

December 31, 2017
	Measured at amortized cost	Fair value through profit or loss	Total
Assets, per balance sheet	7,168,259	849,401	8,017,660

Derivative financial instruments	-	80,790	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	-	2,567,063
Marketable securities	-	768,611	768,611
Cash and cash equivalents	2,960,718	-	2,960,718
Leasing	205,311	-	205,311
Judicial deposits	1,366,576	-	1,366,576
Other assets to offset	68,571	-	68,571

	Measured at amortized cost	Fair value through profit or loss	Total

	10,708,264	32,463	10,740,727

Liabilities per balance sheet	-	-	-
Borrowing and financings	4,690,944	-	4,690,944
Derivative financial instruments	-	32,463	32,463
Suppliers and other obligations, excluding legal obligations	3,986,557	-	3,986,557
Leasing	1,887,172	-	1,887,172
Dividends payable	143,591	-	143,591

The regular purchases and sales of financial assets are recognized as at the trade date - the date on which the Company undertakes to buy or sell the asset. Investments are initially recognized at fair value. After initial recognition, changes in the fair value are booked in income for the year as finance income and expenses.

Financial risk hedge policy adopted by the Company – Synthesis

The Company’s policy states that mechanisms must be adopted to hedge against financial risks arising from borrowing in foreign currency, so as to manage the exposure to the risks associated with exchange variations.

Derivative financial instruments hedging against exchange variations must be acquired simultaneously with the closing of the debt that gave rise to that exposure. The coverage level for this exchange exposure is 100% of the risk, both in terms of maturity date and amount.

As of December 31, 2018, no types of margins or collateral applied to the Company’s or the subsidiary’s transactions involving derivative financial instruments.

The criteria for choosing the financial institutions abide by parameters that take into account the rating provided by reliable risk analysis agencies, shareholders’ equity and concentration levels of transactions and funding.

The transactions involving derivative financial instruments entered into by the subsidiaries and outstanding as at December 31, 2018 and December 31, 2017 are shown in the table below:

December 31, 2018

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	SWAP Type	DEBT	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	43,420	43,420	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	378,595	393,387	100%	LIBOR 6M + 0.75% p.a.	85.50% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	116,466	116,466	100%	2.18% p.a.	88.20% of CDI

December 31, 2017

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	Swap type	Debt	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	110,937	110,937	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	260,522	260,522	100%	100% LIBOR 6M + 0.75% p.a.	80,29% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	198,990	198,990	100%	2.18% p.a.	87.62% of CDI

In June 2018, the Company capitalized on the favorable window in the market to close in advance a forward swap transaction. The purpose was to guarantee an attractive cost of 92.59% of the CDI rate for the third tranche of the KfW/Finnvera foreign currency finance agreement. Disbursement took place on September 17, 2018, for a face amount of 40 million US Dollars.

In August 2018, the Company purchased US Dollar call options in the amount of US$100 million, with a strike price of R$4.00, in order to reduce the effects of foreign exchange variations on business contracts. The options were divided into nine maturity brackets worth US$11.1 million each (October 2018 to June 2019), and they were purchased for the initial amount of R$11.7 million, taking into account a reference spot price of R$3.7655 upon purchase. Due to the increase in US Dollar rates and a reduction in the risk exposure of business contracts, the Company settled the installments maturing in October 2018 and November 2018 in advance, for the price of R$5.6 million, considering a reference spot price of 4.157 at the time of the sale. In November 2018, considering the close maturity dates and the reduced risk exposure in commercial agreements, the Company settled in advance those maturing in December 2018 and in January and February 2018 in the amount of R$1.0 million, considering a reference spot price at the time of sale of 3,807. As at December 31, 2018, the book value of the remaining amount was accounted for R$4.1 million – Assets (US Dollar reference spot price of R$3.8748).

Position showing the sensitivity analysis – effect of variations in the fair value of the swaps

In order to identify possible distortions arising from consolidated derivative financial instrument transactions currently outstanding, a sensitivity analysis was carried out taking into account three different scenarios (probable, possible and remote) and their respective impacts on the results, as follows:

Description	2018	Probable Scenario	Possible Scenario	Remote Scenario

Debt in USD (Cisco and KFW)	549,393	549,393	700,368	869,825
A) ∆ Aggregate debt variation			150,975	320,432
Fair value of the asset side of the swap	549,393	549,393	700,368	869,825
Fair value of the liability side of the swap	483,503	483,503	470,044	467,868
Swap result	1,032,896	1,032,896	1,170,412	1,337,692
B) ∆ Aggregate swap variation			137,516	304,797
C) Final result (B-A)			13,459	15,635

Given the characteristics of the derivative financial instruments of the subsidiaries, the Company's assumptions basically took into account the effects of: i) the variation in the CDI, ii) the variation of the LIBOR rate, and iii) the variation in the US Dollar rate used in the transactions, achieving, respectively, the percentages and quotations indicated below:

Risk variable	Probable scenario	Possible scenario	Remote scenario
	(current)
CDI	6.40%	8.00%	9.60%
LIBOR	2.88%	3.59%	4.31%
USD	3.8748	4.8435	5.8122

As the subsidiaries hold derivative financial instruments to hedge their respective financial debt, the variations in the scenarios are monitored from the respective subject of the hedge, thereby showing that the counterpart of the effects involving the exposure created by the swaps will be reflected in the debt. In the case of these transactions, the subsidiaries disclosed the fair value of the subject matter (debt) and the derivative financial instrument of the hedge on separate lines, as shown in the sensitivity analysis position above, so as to reveal the net exposure of its subsidiaries in each of the three scenarios mentioned.

Attention is drawn to the fact that the sole purpose of the transactions entered into by the subsidiaries involving derivative financial transactions is to protect their balance sheet positions. Therefore, any improvement or deterioration in their respective market values will represent an inverse movement in the corresponding installments of the financial debt contracted, which is the subject matter of the subsidiaries’ derivative financial instruments.

Sensitivity analyses referring to the derivative financial instruments outstanding as at December 30, 2018 were conducted basically taking into account the assumptions surrounding the variations in market interest rates and the variation of the US Dollar used in the swap agreements. The use of those assumptions in the analyses was exclusively due to the characteristics of the derivative financial instruments, which represent exposure to interest rate and exchange variations only.

Position showing gains and losses with derivatives in the year

2018
Net income from USD vs. CDI transactions	58,508

Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns to shareholders and benefits to other stakeholders, in addition to maintaining an optimal capital structure to reduce the cost of capital. In order to maintain or adjust its capital structure the Company can review its policy on paying dividends, returning capital to the shareholders or issuing new shares or selling assets to reduce its level of indebtedness, for example.

	2018	2017

Total borrowing and derivatives (Notes 19 and 36)	1,593,227	4,642,617
Commercial leases - Liabilities (Note 15)	1,940,074	1,887,172
Commercial leases - Assets (Note 15)	(208,049)	(205,331)
Less: Cash and cash equivalents (Note 4)	(1,075,530)	(2,960,718)
FIC (Note 5)	(784,841)	(765,614)

Net debt - Unaudited	1,464,881	2,598,126

EBITDA (1) (past 12 months) - Unaudited	6,371,844	5,947,023

Financial leverage ratio (*) - Unaudited	0.23	0.44

(1) Reconciliation with net income for the year:

Net income for the year	2,545,101	1,234,507
Depreciation and amortization	3,954,321	4,013,671
Net financial result	537,333	497,836
Income and social contribution taxes	(664,911)	201,009
EBITDA (Unaudited) (**)	6,371,844	5,947,023

(*) The variation in the ratio includes the effect of the sale of towers.

(**) Earnings before interest, tax, depreciation and amortization.

Changes in financial liabilities

Changes in liabilities due to financing activities, such as borrowing and financing, financial leasing and financial instruments are presented below:

	Borrowing and financing	Financial leasing	Derivative financial instruments (assets) liabilities

December 31, 2017	4,690,944	1,887,172	(48,327)
Inflow	166,548	38,985	(13,628)
Financial charges	284,037	266,328	15,423
Foreign exchange rate variations, net	73,889	-	(73,931)
Payments	(3,552,400)	(252,411)	50,673
December 31, 2018	1,663,018	1,940,074	(69,790)

	Borrowings and financing	Finance lease	Financial instruments (assets) liabilities

December 31, 2016	6,719,782	1,802,238	(135,449)
Additions	646,854	48,957	17.675
Financial interests	611,369	257,305	53,062
Foreign exchange variations, net	(16,491)		16,385
Payments	(3,270,570)	(219,189)	-
Other		(2,139)	-
December 31, 2017	4,690,944	1,887,172	(48,327)